Finance Lease - Additional Information (Details) $ in Millions	Jun. 25, 2021 USD ($) item agreement	Nov. 30, 2018 subsidiary	Oct. 25, 2018 subsidiary	Jun. 28, 2018	Jun. 26, 2018 subsidiary	Jan. 30, 2018 USD ($) subsidiary	May 30, 2017 USD ($) subsidiary	Mar. 31, 2022 facility	Mar. 31, 2022 item
Number Of Finance Lease Facility								5	7
Number of vessel in operation | item									14
Number of short term lease agreements | agreement	2
Lease, Practical Expedients, Package [true false]	true
Japanese Leases No.1 and 2 [Member]
Number of subsidiaries | subsidiary							2
Sellers Credit Note | $							$ 2.9
Japanese Leases No.1 and 2 [Member] | Other Noncurrent Assets [Member] | Finance Liability [Member]
Sellers Credit Note | $							$ 2.9
Japanese Lease No.3 [Member]
Number of subsidiaries | subsidiary						1
Sellers Credit Note | $						$ 1.4
Japanese Lease No.3 [Member] | Finance Liability [Member]
Sellers Credit Note | $						$ 1.4
Japanese Lease No.4 [Member]
Number of subsidiaries | subsidiary		1
Finance Lease Expiry Period		2029
Debt Instrument, Basis Spread on Variable Rate		3.20%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.20%
CMBFL Leases No.1 to 4 [Member]
Number of subsidiaries | subsidiary			2		2
Finance Lease Expiry Period			2025
Debt Instrument, Basis Spread on Variable Rate			3.00%	3.10%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 3.00%
Ocean Yield ASA [Member]
Number of subsidiaries | subsidiary			2
Finance Lease Expiry Period			2030
Debt Instrument, Basis Spread on Variable Rate			4.50%
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 4.50%
China Huarong Leases [Member]
Number of subsidiaries | subsidiary		2
Finance Lease Expiry Period		2025
Debt Instrument, Basis Spread on Variable Rate		3.50%
Debt Instrument, Description of Variable Rate Basis		LIBOR plus 3.50%
CMBFL Shandong [Member]
Number of subsidiaries | item	2
Gross proceeds | $	$ 49.0
Transaction fees | $	$ 1.0
Maximum [Member] | CMBFL Shandong [Member]
Lessee, Finance Lease, Term of Contract	8 years
Minimum [Member] | CMBFL Shandong [Member]
Lessee, Finance Lease, Term of Contract	5 years